Capital management	3 Months Ended
Mar. 31, 2024
Capital management
Capital management

9.    Capital management

As of March 31, 2024 and December 31, 2023 total equity in percent of total assets was 44.1% and 43.7%, respectively, and debt and lease liabilities (including amounts directly associated with assets held for sale) in percent of total assets was 35.5% and 35.9%, respectively.

The Company’s financing structure and business model are reflected in its credit ratings. The Company is rated investment grade by Standard & Poor’s, Moody’s and Fitch.

The Company’s current corporate credit ratings and outlooks from the credit rating agencies are provided in the table below:

Rating (1)

	Standard & Poor´s	Moody´s	Fitch

Corporate credit rating	BBB-	Baa3	BBB-
Outlook	negative	negative	negative

(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.